COLUMBIA FUNDS SERIES TRUST

COLUMBIA FUNDS SERIES TRUST II

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Supplement dated September 30, 2009 to the Prospectuses and Statements of Additional Information of the following Funds

Columbia Retirement 2005 Portfolio

Columbia Retirement 2010 Portfolio

Columbia Retirement 2015 Portfolio

Columbia Retirement 2020 Portfolio

Columbia Retirement 2025 Portfolio

Columbia Retirement 2030 Portfolio

Columbia Retirement 2035 Portfolio

Columbia Retirement 2040 Portfolio

Supplement to the Prospectuses and Statement of Additional Information dated March 1, 2009

Columbia Marsico Growth Fund, Variable Series

Columbia Marsico Focused Equities Fund, Variable Series

Columbia Mid Cap Growth Fund, Variable Series

Columbia Marsico 21st Century Fund, Variable Series

Columbia Marsico International Opportunities Fund, Variable Series

Columbia High Yield Fund, Variable Series

Supplement to the Prospectuses dated May 1, 2009 and Statement of Additional Information dated May 1, 2009, as revised June 9, 2009

Columbia Convertible Securities Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Large Cap Index Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Mid Cap Index Fund

Columbia Overseas Value Fund

Columbia Small Cap Growth Fund II

Columbia Small Cap Index Fund

Columbia Small Cap Value Fund II

Supplement to the Prospectuses and Statements of Additional Information dated July 1, 2009

Columbia Global Value Fund

Columbia Marsico Global Fund

Columbia Marsico International Opportunities Fund

Supplement to the Prospectuses dated July 1, 2009 and Statement of Additional Information dated September 11, 2009

Columbia Multi-Advisor International Equity Fund

Supplement to the Prospectuses and Statement of Additional information dated September 11, 2009

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Supplement to the Prospectuses and Statements of Additional Information dated July 1, 2009 (for Class A, Class B, Class C, Class R and Class Z shares, as applicable) and the Prospectuses and Statements of Additional Information dated July 15, 2009 (for Class Y shares)

Columbia Asset Allocation Fund II

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

Columbia Masters International Equity Portfolio

Columbia California Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

Columbia High Income Fund

Columbia Short Term Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Total Return Bond Fund

Corporate Bond Portfolio

Mortgage- and Asset-Backed Portfolio

Supplement to the Prospectuses and Statements of Additional Information dated August 1, 2009

(Each a “Fund” and together the “Funds”)

On September 29, 2009, Bank of America Corporation, the indirect parent company of Columbia Management Advisors, LLC (the “Advisor”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (the “Purchaser”). The transaction (“Transaction”) includes a sale of the part of the asset management business that advises long-term mutual funds, including the Funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Under the Investment Company Act of 1940, the closing of the Transaction will cause each Fund’s current investment advisory agreement with the Advisor to terminate. In connection with the Transaction, each Fund’s Board of Trustees (together the “Boards”) will be asked to consider and approve a new investment advisory agreement with an affiliate of the Purchaser covering each Fund. If approved by the Boards, each Fund’s new investment advisory agreement with the affiliate of the Purchaser will be submitted to the shareholders of such Fund for their approval.

Shareholders should retain this Supplement for future reference.